Exhibit 99.3

COOPR 2026-CES1
Nationstar Mortgage LLC

Opus Capital Markets Consultants, LLC

300 Tri-State International – Suite 320 | Lincolnshire, IL 60069 | www.opuscmc.com | 224.632.1300

Executive Narrative

January 13, 2026

Performed by

Opus Capital Markets Consultants, LLC

For

Nationstar Mortgage LLC

The report summarizes the results of a due diligence review performed on a pool of 521 loans provided by Nationstar Mortgage LLC (“Client”) who provided Opus Capital Markets Consultants, LLC (“Consultant”) with a data tape, from which 30% of the loan sample was chosen and loaded into the LauraMac underwriting software. Consultant performed a detailed valuation, compliance and credit review of all loans.

As detailed herein, the pool contains 37 NQM, 292 QM Safe Harbor APOR and 192 QM Higher Priced APOR loans that were all Closed End Seconds and were re-underwritten in accordance with the lender guidelines in terms of Exhibit A.

Opus is not aware of the total sample size for the securitization, as its review was limited to only the portion of loans included in the securitization it examined. Throughout the securitization evaluation process, certain loans reviewed by Opus may have been removed from the securitization by the client for undisclosed reasons.

EXHIBIT A

Closed End Second

Credit Qualification

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client (the “Guidelines”) are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review will consist of the following:

a)	Guidelines: Determine whether each mortgage loan meets the requisite guideline requirements as specified by the Client. In lieu of specific requirements, Consultant should consider Regulation Z including Appendix Q if applicable. If the loan pre- dates the requirements of Regulation Z and Appendix Q, Consultant will consider Fannie Mae’s Single-Family guidelines.

b)	Employment: Review the file documentation for minimum required level of employment, income and asset verifications pursuant to Client provided underwriting guidelines.

c)	Income: Recalculate borrower(s) monthly gross income and verify calculations of income as used by the original loan underwriter at origination to determine compliance with the Client provided underwriting guidelines.

d)	Assets: Confirm the presence of adequate asset documentation to comply with the Client provided underwriting guideline requirements for closing funds, reserves and borrower liquidity.

e)	Debt Ratio: Recalculate the debt-to-income ratio and verify the ratio accuracy used by the loan underwriter at origination to determine compliance with Client provided underwriting guidelines and regulatory requirements.

f)	Property Valuation: Analyze all appraisals and alternative value tools used to qualify the loan for integrity of comparable sales, completeness of data, eligibility of the appraiser and reasonableness of estimated value. Review the appraisal to determine the appraisal(s) meet the requirements of Client provided underwriting guidelines.

g)	Loan-to-Value Ratio: Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client provided underwriting guideline and regulatory requirements.

h)	Credit History: Review the credit report to verify that the borrower(s) demonstrate adequate credit depth to comply with the Client provided underwriting guideline requirements.

i)	Credit Scores: Verify that borrower(s) meet minimum credit score requirements of the Client provided underwriting guidelines.

j)	Compensating Factors: Verify exceptions to the Client provided underwriting guidelines are documented and reasonable.

Document Review

A review of each loan file will be performed to confirm the presence of material documentation as applicable to the specifics of the loan transaction. The Document Review will consist of the following:

a)	Collateral Docs

•	Title Commitment / Policy: Verify the presence of the title commitment or final title policy. Confirm vested parties and the description of the property, liens and tax assessments.

•	Mortgage Note / Security Instrument: Verify the presence of the mortgage note or security instrument. Confirm that the document has been executed by all borrowers and that all riders, addendums and endorsement are present and duly executed.

•	Mortgage / Deed of Trust: Verify the presence of a copy Mortgage or Deed of Trust. Confirm that the documents have been executed by all required parties and that all riders, addendums and exhibits are present and duly executed. If the loan closed within 12 months of the review, Consultant will confirm the presence of a letter from the title company specifying the date the Mortgage / Deed Trust was sent for recording. If the closing did not occur within 12 months of the review and a copy of the recorded Mortgage /Deed of Trust is not contained in the loan file, the Client will submit a report from an independent document custodian verifying the presence of a recoded mortgage or a stamped / signed copy of the document stating the date the document was sent for recording.

•	Conveyance Deed: Verify as applicable that a proper conveyance deed is present in the loan file. Confirm the proper transfer of ownership interest of the subject parties is detailed on the deed.

b)	Closing Docs

•	Final Hud-1 Settlement Statement: If required, verify the presence of a final HUD-1. Verify the completeness of required data and signatures or certification depending upon state compliance requirements.

•	Final Truth-in-Lending Disclosure: If required, verify the presence of a final Truth-in-Lending Disclosure. Verify the completeness of required data and that all required signatures are present.

•	Notice of Right to Cancel: If required based on the specifics of the loan transaction, confirm the presence and required execution of the Notice of Right to Cancel.

•	Loan Estimate: If required verify the presence of the current Loan Estimate (LE) at the time of origination

•	Closing Disclosure: If required verify the presence of the current Closing Disclosure (CD) at the time of origination.

c)	Credit Docs

•	Loan Application: Verify the presence and completeness of both the initial and final loan applications.

•	Underwriting Worksheet: Verify the presence of the relative underwriting worksheet i.e. form 1008, FHA MCAW and VA’s Loan Analysis.

•	Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.

•	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.

•	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

•	Gift Letters: When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

•	Income Documentation: Verify the presence of income and employment related documentation required by the Client provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.

•	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.

•	Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third-party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.

•	Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard, and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

Regulatory Compliance

For each Mortgage Loan, Consultant shall determine, to the extent possible and subject to caveats below, whether such Mortgage Loan at the time of origination complied with:

1.	The “material”[2] disclosure requirements of the federal Truth-in-Lending Act (“TILA”), as amended by the Home Ownership and Equity Protection Act (“HOEPA”) and Dodd-Frank, 15 U.S.C. § 1601 et seq. and implemented by Regulation Z, 12 C.F.R. Part 1026, including the material provisions relating to Higher-Priced Mortgage Loans in Regulation Z, 12 C.F.R. §§ 1026.35, and the early TIL disclosure provisions of the Mortgage Disclosure Improvement Act (“MDIA”), as implemented by Regulation Z, 12 C.F.R. §§ 1026.17 et seq; and as amended by the TILA-RESPA Integrated Disclosure (“TRID”) Rule, as set forth below:

a.	For Right of Rescission

i.	A review of the Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensuring proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determining if a full three (3) day rescission period was adequately provided to the borrower(s).

A.	This review is also to be performed on transactions that are exempt from the rescission requirement but on which a Notice of Right to Cancel was provided.

B.	A condition must be placed if the transaction is a refinance by the original creditor and the borrower was provided the Form H-8 rescission notice. Consultant will note in the condition whether there was a new advance that is subject to rescission per TILA/Regulation Z.

b.	For TILs (Application Dates prior to 10/3/2015)

i.	Confirm the initial TIL disclosure and final TIL disclosures were provided.

ii.	Review and compare the initial and final TIL, and any re-disclosed TIL(s), with a report outlining any TILA violations, including a recalculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, proper completion of the interest rate and payment summary, recalculation of disclosed APR, and a review to determine disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes;

c.	For TRID Disclosures (Application Dates on or after 10/3/2015)

i.	Confirm the initial Loan Estimate (LE) was delivered within three (3) business days of application and seven (7) business days prior to consummation in accordance with Client’s Underwriting Guidelines;

ii.	Review the required sections of each LE to ensure they were populated in accordance with the TRID Rules. (If the file reflects more than one LE was provided, each revised LE must have corresponding Change of Circumstance documentation. The 0% and 10% fee tolerance evaluations will be based on the fee amounts disclosed on the initial LE and any valid changes documented and disclosed after the initial LE;

iii.	Confirm the Closing Disclosure (CD) confirm the borrower received the initial CD at least three (3) business days prior to consummation;

iv.	Review the required sections of each CD to ensure they were populated in accordance with the TRID Rules. (Any fee tolerance issues to be cured at closing or within 60 days of loan consummation.)

2.	Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603 and 2604, as implemented by Regulation X, 12 C.F.R. Part 1024, and as amended by the TRID Rule;

3.	The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution;

4.	Confirmation that one of the following are in the loan file, per the Fair Credit Reporting Act: Consumer Credit Score Disclosure, Your Credit Score and the Price You Pay for Credit, or Notice to Home Loan Applicant;

5.	Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43: the general Ability to Repay underwriting standards (12 C.F.R. 1026.43(c)); refinancing of non-standard mortgages (12 C.F.R. 1026.43(d)); Qualified Mortgages (12 C.F.R. 1026.43(e) (including qualified mortgages as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.) and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.; and Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)) In accordance with “Ability to Repay and Qualified Mortgage Review” description below;

2 These “material” disclosures include the required disclosures of the APR, the finance charge, the amount financed, the total number of payments, the payment schedule, and if the loan is subject to the Homeownership and Equity Protection Act (“HOEPA”), the disclosure requirements and prohibitions of that statute which are set forth in 12 C.F.R. §§ 1026.32(c) and (d).

6.	The Loan Originator Compensation and Prohibitions on Steering provisions of TILA, as implemented by Regulation Z, 12 C.F.R 1026.36;

7.	The requirements for Higher-Price Mortgage Loans, as implemented by Regulation Z, 12 C.F.R. 1026.35;

8.	The appraisal and valuation requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.35;

9.	The counseling requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.36(k) and RESPA, as implemented by Regulation X, 12 C.F.R. 1024.20;

10.	The escrow requirements of RESPA, as implemented by Regulation X, 12 C.F.R 1024.17;

11.	The disclosure requirements and prohibitions of any applicable state, county and municipal laws and ordinances, as amended, that have been enacted to regulate so-called “predatory lending”:

12.	Consultant shall confirm that any mortgage property located in an area identified on a flood hazard map or flood insurance rate map issued by the Federal Emergency Management Agency as having special flood hazards is subject to a qualified flood insurance policy that appears to be is in effect.

13.	For any loans designated as TILA exemption, Consultant shall review the loan file for evidence that the primary purpose of the loan was for commercial or business purposes, including, but not limited to a business purpose certification.

14.	Documentation. Review of the following documents for regulatory compliance:

a.	Final HUD-1 Settlement Statement (“HUD-1”), if applicable

i.	If the loan is in an escrow state, the HUD-1 will be considered final as follows:

A.	HUD-1 is marked Final;

i.	If HUD-1 is not marked Final, it must be stamped certified by the closing agent.

ii.	There should be no markings indicating that the HUD-1 is estimated.

B.	HUD-1 is signed by all parties (including closing agent) or stamped certified by the closing agent; and

C.	If HUD-1 is stamped, the HUD-1 / stamp should be signed or initialed by the closing agent; if the stamp does not contain the signature or initials, it must identify the name of the closing agent.

b.	Final Truth in Lending Disclosure (“TIL”), if applicable

c.	Loan Estimate, if applicable

i.	The Loan Estimate in will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Loan Estimates with the latest one provided up until three business days prior to the issuance of an initial Closing Disclosure.

d.	Closing Disclosure, if applicable

i.	The Closing Disclosure in the loan file will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Closing Disclosures with the latest one provided up until the consummation date being considered the Final with any delivered post consummation considered as a corrected Closing Disclosure.

e.	Notice of Right to Cancel (if applicable)

f.	Initial TIL, if applicable

g.	Good Faith Estimate (“GFE”), if applicable

h.	Note

i.	Mortgage/Deed of Trust

j.	FACTA disclosures

k.	Third Party Fees

i.	Third party fees on the HUD-1 or Closing Disclosure if applicable referred to as HUD-1/Closing Disclosure, must be shown as paid to the third-party provider. A condition must be set if a third-party fee is paid to the lender, investor, etc. or the payee is blank.

ii.	CONSULTANT will condition for evidence in the file indicating that a charge on the HUD-1/Closing Disclosure exceeds the actual cost to the borrower (i.e. cost printed / stamped on the face of the document showing an amount less than the charge on the HUD-1/Closing Disclosure). Variations of less than $1 are deemed to be within reasonable limits and are not to be reported.

iii.	Any refunds that are provided to the borrower must be accompanied by a revised HUD-1/Closing Disclosure to show the final, accurate charges to the borrower.

Each loan reviewed will be assigned a Compliance condition grade in accordance with the Rating Agency Criteria as more fully described in Section 2(f).

Consultant will not make a determination as to whether the loans comply with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consultant are dependent upon its receipt of complete and accurate data regarding the loans from loan originators and other third parties upon which Consultant is relying in reaching such findings.

Ability to Repay and Qualified Mortgage Review

1.	For Agency Eligible Loans Only: Consultant reviews applicable loans for compliance with the Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.) based upon the loan’s designation (Safe Harbor QM, Rebuttable Presumption QM, Exempt). Consultant determines the loan’s status under the QM rule requirements and assigns a due diligence loan designation. Consultant notes as a material exception if the due diligence findings do not confirm the same loan designation. Additionally, Consultant notes if a loan designation was not provided. Consultant will verify if each loan meets the requirements for a QM under § 1026.43(e)(2)—whether the loan is a safe harbor QM under § 1026.43(e)(1)(i) or a rebuttable presumption QM under § 1026.43(e)(1)(ii). Consultant will verify the presence of documentation for lender determination of QM and indicating factors in its ability-to-repay determination, including how the originator applied its policies and procedures in verification. For loans applications taken on or after June 1, 2021, Consultant will verify whether the loan meets the requirements of the revised general QM definition effective March 1, 2021.

2.	For loans for which applications were received prior to July 1, 2021, if a loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted under the QM final rule, Consultant reviews the loan to determine whether, based on available information in the loan file the loan satisfied (i), (ii) and (iii) in the paragraph (3)(a)(i) below and reviews the Automated Underwriting System output within the file to confirm agency eligibility.

3.	For Non-Agency Eligible Loans: Consultant reviews applicable loans for compliance with the Ability to Repay (ATR) but not Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.).

a.	Qualified Mortgage:

i.	For QM (Safe Harbor or HPCT) designated loans, Consultant reviews the loan to determine whether, based on available information in the loan file: (i) the loan contains risky loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately. Consultant reviews to the applicable consider and verify requirements under the QM rule depending on whether the QM was originated under the original general QM definition or the revised general QM definition effective March 1, 2021.

ii.	For each QM designated loan that satisfied the applicable requirements enumerated above, Consultant then determines whether the loan is a Safe Harbor QM or Higher Priced QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain percentage. For QM designated loans originated under the revised general QM definition effective March 1, 2021, Consultant also determines whether the loan exceeds the pricing thresholds for QM loans.

b.	Ability to Repay:

i.	The ability to repay portion of the review for non-agency eligible loans only will focus on the eight factors detailed in the ATR Rule as detailed below for non-agency eligible loans. The Consultant will review the loan file to determine if the creditor verified and considered each of the eight factors utilizing reasonably reliable third-party documentation at or before consummation.

1.	Current or reasonably expected income or assets that the consumer will rely on to repay the loan.

2.	Current employment status

3.	Monthly mortgage payment for subject loan using the introductory or fully indexed rate, whichever is higher, and monthly, fully amortizing payments that are substantially equal.

4.	Monthly payment on any simultaneous loans secured by the subject property.

5.	Monthly payments for property taxes and hazard/flood insurance and certain other costs related to the property such as homeowner’s association fees or ground rent.

6.	Debts, alimony, and child support obligations

7.	Monthly debt-to-income ratio or residual income

8.	Credit history

ii.	For loans designated as agency eligible, Consultant will not review for compliance with the requirements of Appendix Q or General Ability to Repay.

iii.	Consultant reviews loans to determine their conformity with the ATR/QM factors above and is not rendering an independent assessment or analysis. Consultant’s review is based on information contained in the loan file at the time it is provided to Consultant, and only reflects information as of that point in time and does not mean any regulator, judicial or agency will agree with the Consultant’s conclusion.

a)	Regulatory Compliance Disclaimer

Please be advised that Consultant will not make a determination as to whether loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated herein. There can be no assurance that the review uncovered all issues relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Consultant are dependent upon its receiving complete and accurate data regarding the mortgage loans from loans originators and other third parties upon which Consultant is relying in reaching such findings.

Please be further advised that Consultant does not employ personnel who are licensed to practice law in various jurisdictions, and the findings set forth in the reports prepared by Consultant do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Consultant. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including potential liability related to the purchase or other transaction involving any such loans, shall be made solely by the Client, or other agreed upon party, that has engaged Consultant to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Consultant are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

b)	Seasoning And Certain Compliance Exceptions

Pursuant to the applicable NRSRO criteria, Consultant graded certain compliance exceptions as non-material based on seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than recession, which are raised as a defense to foreclosure. Information contained in any Consultant reports related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

Additional Disclosures and Requirements:

Consultant will confirm compliance with current documentation and timing requirements in effect at origination of the Mortgage Loan including:

•	Servicing Transfer Disclosure (for applications prior to 10/03/2015):

o	Confirm the presence of the Servicing Transfer Disclosure form in file

o	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three general business days of “Application”

•	Special Information Booklet (for applications prior to 10/03/2015)/ Home Loan Tool Kit (for applications on or after 10/03/2015):

o	Confirm the presence of the Home Loan Tool Kit is in file for covered loans.

o	Confirm the Home Loan Tool Kit is provided within three general business days of application

•	Affiliated Business Disclosure

o	Confirm the presence of the Affiliated Business Disclosure in file in the event the lender has affiliated business arrangements

o	Confirm the Affiliated Business Disclosure provided within three general business days of “Application” (Consultant reviews for this disclosure to be provided within three general business days, as the lender will typically know at the time of application if borrower(s) will be referred to affiliates for provision of third party services)

o	Confirm the Affiliated Business Disclosure is executed.

•	Initial Escrow Disclosure Statement

o	Confirm the presence of the Initial Escrow Disclosure Statement in file

o	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45 days after settlement

Equal Credit Opportunity Act (Regulation B)

•	Confirm the lender has provided the borrower a disclosure of the right to receive a copy of appraisals within three (3) business days of application. This disclosure requirement may be met by disclosure on the Loan Estimate pursuant to 12 CFR § 1026.27(m)(1).

•	Confirm that the lender has provided (delivered) copies of appraisals and all other written valuations (as disclosed to the borrower on the HUD-1 and/or contained in the Mortgage Loan File) to the borrower at least three (3) business days prior to consummation Opus uses the following test: Was appraisal/valuation documentation processed at least 6 days prior to account opening/ consummation date (3 day rule plus 3 days mailing time)?

•	For a borrower that has waived the 3-business day disclosure requirement, confirm that the borrower has either (1) signed the waiver at least three (3) business days prior to consummation or (2) has signed an acknowledgment that the waiver occurred at least three (3) business days prior to consummation. Additionally, confirm that the lender has provided copies of appraisals and other written valuations at or prior to consummation.

Fair Credit Report Act (Regulation V)

•	Confirm that the lender has provided the borrower the risk-based pricing notice (as required by 12 CFR § 1022.73) or credit score disclosure (as required by 12 CFR § 1022.74(d)), as applicable; (a) If the lender has provided the risk-based pricing notice, confirm the disclosure was provided before consummation, but not earlier than the approval decision was communicated to the consumer; and (b) If the lender has provided the credit score disclosure, confirm the disclosure was provided before consummation.

•	Confirm that the lender has provided a copy of the disclosure of credit score and the Notice to Home Loan Applicant (as required by 15 U.S.C. § 1681g) before consummation.

High-Cost, State & Local Anti-Predatory Regulations

In addition to federal thresholds, Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW.

•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.

•	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.

•	California Higher-Priced Mortgage Loan Statute, Cal. Fin. Code §4995 et seq.

•	Colorado Consumer Equity Protection Act, Colo, Rev. Stat. § 5-3.5-101 et seq..

•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a- 746 et seq., as amended from time to time.

•	Connecticut Nonprime Home Loans Statute, Conn. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949).

•	District of Columbia Home Loan Protection Act, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg § 2000.1 et seq.

•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (for loans closed before July 1, 2014).

•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).

•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.

•	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code §345.10 et seq.

•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003) codified at 815, ILCS §§ 137/5 et seq., and as amended by SB 1692 (2012), effective January 10, 2014.

•	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).

•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4- 155; 8-4-325.

•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Cook County Code of Ordinances § 34-341.

•	Cook County, Illinois, Anti-Predatory Lending Pilot Program, Illinois House Bill 4050 (2005).

•	Indiana Home Loan Practices Act, as amended by HB 1179 (2005), Ind. Code §24-9-1 et seq.

•	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a.101 et seq.

•	Kansas Consumer Credit Code

•	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq.

•	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages (for loans closed prior to September 27, 2011), Me. Rev. Stat. Ann. Tit. 9-A, §§ 8-103(1); 8-206(8);8-206A, as amended by Legislative Documents 1869 (2007), 2125 (2008) and 1439 (2009).

•	Maine Consumer Credit Code - Truth-in-Lending, (for loans closed on or after September 27, 2011), Me. Rev. Stat. Ann. tit. 9-A, §§ 8-501 et seq., as amended from time to time.

•	Maryland Commercial Law, Md. Code Ann., Com. Law §§ 12-124.1; 12-127; 12- 409.1; 12-1029.

•	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.

•	Massachusetts High- Cost Mortgage Regulations, 209 CMR Parts 32 and 40, as amended from time to time.

•	Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183C, §§ 1 et seq.

•	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.

•	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR §800 (15-17).

•	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 CMR §§ 32.00 et.seq., as amended from time to time.

•	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, §17B.5.

•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.

•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et seq. (S.F. 2988 (2002)), as amended by House File 1004 (2007) and Senate File 988 (2007).

•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat § 45-702 et seq.

•	Nevada Anti-Predatory Lending Law, Assembly Bill No. 284 (2003) and Amended by Assembly Bill No. 440 (2007), codified as NRS § 598D.010 et seq.

•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq., as amended from time to time.

•	New Mexico Home Loan Protection Act, Senate Bill 449 (Regular Session 2003), codified at NM Rev. Stat. § 58-21A-1 et seq. and as amended from time to time.

•	New York High-Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).

•	New York High-Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as codified in NY Bank. Law § 6-l, and as implemented by 3 NYCCR Part 41 as amended from time to time.

•	New York Subprime Home Loans Statute, NY Bank. Law § 6-m.

•	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24- 10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a), as amended from time to time.

•	Ohio Anti-Predatory Lending Statute, HB 386 as amended by Senate Bill 185 (2006), and as codified in various sections of the Ohio Code.

•	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. § 1345.01, as imp lemented by Ohio Admin. Rules § 109 4-3-01 et seq.

•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003 (PSH), Mun. Code §§ 757.01 et seq.

•	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004- 618, Muni. Code §§ 201.01 et seq.

•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003), as codified in various sections of Title 14A of the Oklahoma Consumer Credit Code.

•	Oklahoma Higher-Pr iced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9- 1 et seq.

•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.

•	Rhode Island Home Loan Protection Act, R.I. Gen. L. 34-25.1-2 et seq, as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).

•	City of Providence, Rhode Island, Anti-Predatory Lending Ordinance, Chapter 2006-33, Ordinance No. 245.

•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.

•	Tennessee Home Loan Protection Act, Tenn. H.R. 3597 (2006), as codified at Tenn. Code Ann. §§ 45-20-101 et seq.

•	Texas High-Cost Home Loan Statute, Tx. Fin. Code Ann. § 343.201 et seq.

•	Section 50(a)(6), Article XVI of the Texas Constitution

•	Section 50(f)(2), Article XVI of the Texas Constitution

•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61-2c-102 et seq.

•	Utah High-Cost Home Loan Act, Utah Code § 61-2d-101 et seq.

•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.

•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422; 6.1- 428.

•	Virginia Mortgage Lender and Broker Act (for loans originated on or after July 1, 2003 to September 30, 2010, as amended), Va. Code Ann. §§ 6.1-411, 6.1-422.1, 6.1-425.1 and 6.1-425.2.

•	Virginia Mortgage Lender and Broker Act (for loans originated on or after October 1, 2010), Va. Code Ann. §§ 6.2-1600 et seq., as amended from time to time.

•	Virginia Senate Bill 797 (2008), effective July 1, 2008 (uncodified).

•	Washington House Bill 2770, Mortgage Lending Ownership

•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17 et seq.

•	Wisconsin Responsible High-Cost Mortgage Lending Act, Wis. Stat. § 428.202, as implemented by Wis. Admin. Code DFI-Bkg 46.01 et seq.

•	Wyoming Credit Code

Misrepresentation and Third-Party Review

Validate that fraud reports and independent third-party property valuations reports are in the file. The review will consist of the following:

1)	Misrepresentation Review and Valuation Review

Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

•	Signatures: Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.

•	Alerts: Assess credit report alerts for accuracy and potential issues.

•	Social Security Numbers: Compare SSN(s) across all file documents.

•	Document Integrity: Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.

•	Data Consistency: Review the documents contained in the loan file for consistency of data.

•	Third Party Fraud Tools: To the extent a third party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

Independent Third-Party Values

Review each loan to determine whether a third party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance and apply the appropriate rating agency grade after reviewing the required valuation products. i) Consultant will perform the following steps.

•	Property is complete

•	Value is based on as-is condition or provides satisfactory completion of all material conditions including inspections, licenses, and certifications (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

•	Property is described in average or better condition

•	No apparent appraiser independence violation statements

•	Appraisal addresses any adverse comments

•	Appraisal is completed on appropriate GSE Forms

•	Appraisal contains required attachments.

•	Appraiser was appropriately licensed at the time the appraisal was signed

If the valuation Consultant des not supply the updated valuation product directly to the Consultant, the Client will authorize the valuation Consultant to issue an attestation with sufficient information for the Consultant to determine the correct valuation product was utilized to verify the accuracy of the origination appraisal.

Value Review Disclaimer

•	The individuals performing the above procedures are not person providing valuations for the purpose of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraiser under Federal or State law, and the services being performed do not constitute appraisal reviews for the purposes of USPAP or Federal or State law.

•	Opus makes no representation or warranty as to the value of the mortgaged property, notwithstanding that Opus may have reviewed the valuation information for reasonableness.

•	Opus is not an Appraisal Management Company (“AMC”) and therefore does not opine on the actual value of the underlying property.

•	Opus is not a creditor within the meaning of the Equal Credit Opportunity Act (“ECOA”) or other lending laws and regulations, and therefore Opus will not have and communications with or responsibility to any individual concerning property valuations.

Properties in FEMA declared disaster zones.

If a FEMA declared disaster occurs after the inspection date on the appraisal, Consultant will review the file to determine if an exterior inspection to ensure:

•	No apparent damage to the property

•	Property appears to be occupied

Pool Details

Loan Type
Type	Count	% of Pool
Non-Conforming	521	100.00%
Conforming-GSE Eligible	0	0.00%
Total	521	100.00%

Interest Rate
Type	Count	% of Pool
7.500 - 7.999	11	2.11%
8.000 - 8.499	76	14.59%
8.500 - 8.999	217	41.65%
9.000 - 9.499	137	26.30%
9.500 - 9.999	48	9.21%
10.000 - 10.499	21	4.03%
10.500 - 10.999	6	1.15%
11.000 - 11.499	5	0.96%
11.500 - 11.999+	0	0.00%
Total	521	100.00%

Purpose
Type	Count	% of Pool
Cash out Refi	521	100.00%
Purchase	0	0.00%
Rate / Term Refi	0	0.00%
Total	521	100.00%

DTI
Type	Count	% of Pool
0.00-20.00	12	2.30%
20.01-30.00	72	13.82%
30.01-40.00	200	38.39%
40.01-45.00	237	45.49%
45.01-50.00	0	0.00%
Total	521	100.00%

Product Type
Type	Count	% of Pool
Fixed	521	100.00%
ARM	0	0.00%
Total	521	100.00%

Occupancy
Type	Count	% of Pool
Primary Residence	521	100.00%
Second Home	0	0.00%
Investment Property	0	0.00%
Total	521	100.00%

Property Type
Type	Count	% of Pool
Single Family Detached	334	64.11%
Co-op	0	0.00%
Condo, Low Rise	15	2.88%
Condo, High Rise	0	0.00%
PUD	154	29.56%
1 Family Attached	17	3.26%
2 Family	1	0.19%
3 Family	0	0.00%
4 Family	0	0.00%
Total	521	100.00%

LTV
Type	Count	% of Pool
0.00-30.00	495	95.01%
30.01-40.00	23	4.41%
40.01-50.00	3	0.58%
50.01-60.00	0	0.00%
60.01-70.00	0	0.00%
70.01-80.00	0	0.00%
80.01-90.00	0	0.00%
Total	521	100.00%

QM Type
Type	Count	% of Pool
Non-QM	37	7.10%
QM: Higher Priced APOR	192	36.85%
QM: Safe Harbor APOR	292	56.05%
ATR/QM: Exempt	0	0.00%
Total	521	100.00%

Pool Details

Tape Discrepancies

Data Element	Count	Accuracy
Borrower 1 Self-Employment Flag	5	99.04%
Originator QM Status	1	99.81%
Primary Appraised Property Value	1	99.81%
Qualifying CLTV	13	97.50%
Qualifying LTV	6	98.85%
Qualifying Total Debt Income Ratio	14	97.31%
Total Loan Population	521

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there were no obligors with multiple loans in the pool.

Property Inspection Waivers: No loans had a Property Inspection Waiver.

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated January 12, 2026.

Overall Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans
A	516	99.04%
B	5	0.96%
C	0	0.00%
D	0	0.00%

Compliance Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans
A	516	99.04%
B	5	0.96%
C	0	0.00%
D	0	0.00%

Credit Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans
A	521	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%

Property Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans
A	0	0.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%
N/A	521	100.00%

Overall Grade Summary
S&P NRSRO Grade	# of Loans	% of Loans
A	0	0.00%
B	0	0.00%
C	521	100.00%
D	0	0.00%

Compliance Grade Summary
S&P NRSRO Grade	# of Loans	% of Loans
A	516	99.04%
B	5	0.96%
C	0	0.00%
D	0	0.00%

Credit Grade Summary
S&P NRSRO Grade	# of Loans	% of Loans
A	521	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%

Property Grade Summary
S&P NRSRO Grade	# of Loans	% of Loans
A	0	0.00%
B	0	0.00%
C	521	100.00%
D	0	0.00%

Overall Grade Summary
Fitch NRSRO Grade	# of Loans	% of Loans
A	516	99.04%
B	5	0.96%
C	0	0.00%
D	0	0.00%

Compliance Grade Summary
Fitch NRSRO Grade	# of Loans	% of Loans
A	516	99.04%
B	5	0.96%
C	0	0.00%
D	0	0.00%

Credit Grade Summary
Fitch NRSRO Grade	# of Loans	% of Loans
A	521	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%

Property Grade Summary
Fitch NRSRO Grade	# of Loans	% of Loans
A	521	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%

Loans Reviewed (521)

202610001	202610076	202610151	202610226	202610301	202610376	202610451
202610002	202610077	202610152	202610227	202610302	202610377	202610452
202610003	202610078	202610153	202610228	202610303	202610378	202610453
202610004	202610079	202610154	202610229	202610304	202610379	202610454
202610005	202610080	202610155	202610230	202610305	202610380	202610455
202610006	202610081	202610156	202610231	202610306	202610381	202610456
202610007	202610082	202610157	202610232	202610307	202610382	202610457
202610008	202610083	202610158	202610233	202610308	202610383	202610458
202610009	202610084	202610159	202610234	202610309	202610384	202610459
202610010	202610085	202610160	202610235	202610310	202610385	202610460
202610011	202610086	202610161	202610236	202610311	202610386	202610461
202610012	202610087	202610162	202610237	202610312	202610387	202610462
202610013	202610088	202610163	202610238	202610313	202610388	202610463
202610014	202610089	202610164	202610239	202610314	202610389	202610464
202610015	202610090	202610165	202610240	202610315	202610390	202610465
202610016	202610091	202610166	202610241	202610316	202610391	202610466
202610017	202610092	202610167	202610242	202610317	202610392	202610467
202610018	202610093	202610168	202610243	202610318	202610393	202610468
202610019	202610094	202610169	202610244	202610319	202610394	202610469
202610020	202610095	202610170	202610245	202610320	202610395	202610470
202610021	202610096	202610171	202610246	202610321	202610396	202610471
202610022	202610097	202610172	202610247	202610322	202610397	202610472
202610023	202610098	202610173	202610248	202610323	202610398	202610473
202610024	202610099	202610174	202610249	202610324	202610399	202610474
202610025	202610100	202610175	202610250	202610325	202610400	202610475
202610026	202610101	202610176	202610251	202610326	202610401	202610476
202610027	202610102	202610177	202610252	202610327	202610402	202610477
202610028	202610103	202610178	202610253	202610328	202610403	202610478
202610029	202610104	202610179	202610254	202610329	202610404	202610479
202610030	202610105	202610180	202610255	202610330	202610405	202610480
202610031	202610106	202610181	202610256	202610331	202610406	202610481
202610032	202610107	202610182	202610257	202610332	202610407	202610482
202610033	202610108	202610183	202610258	202610333	202610408	202610483
202610034	202610109	202610184	202610259	202610334	202610409	202610484
202610035	202610110	202610185	202610260	202610335	202610410	202610485
202610036	202610111	202610186	202610261	202610336	202610411	202610486
202610037	202610112	202610187	202610262	202610337	202610412	202610487
202610038	202610113	202610188	202610263	202610338	202610413	202610488
202610039	202610114	202610189	202610264	202610339	202610414	202610489
202610040	202610115	202610190	202610265	202610340	202610415	202610490
202610041	202610116	202610191	202610266	202610341	202610416	202610491
202610042	202610117	202610192	202610267	202610342	202610417	202610492

202610043	202610118	202610193	202610268	202610343	202610418	202610493
202610044	202610119	202610194	202610269	202610344	202610419	202610494
202610045	202610120	202610195	202610270	202610345	202610420	202610495
202610046	202610121	202610196	202610271	202610346	202610421	202610496
202610047	202610122	202610197	202610272	202610347	202610422	202610497
202610048	202610123	202610198	202610273	202610348	202610423	202610498
202610049	202610124	202610199	202610274	202610349	202610424	202610499
202610050	202610125	202610200	202610275	202610350	202610425	202610500
202610051	202610126	202610201	202610276	202610351	202610426	202610501
202610052	202610127	202610202	202610277	202610352	202610427	202610502
202610053	202610128	202610203	202610278	202610353	202610428	202610503
202610054	202610129	202610204	202610279	202610354	202610429	202610504
202610055	202610130	202610205	202610280	202610355	202610430	202610505
202610056	202610131	202610206	202610281	202610356	202610431	202610506
202610057	202610132	202610207	202610282	202610357	202610432	202610507
202610058	202610133	202610208	202610283	202610358	202610433	202610508
202610059	202610134	202610209	202610284	202610359	202610434	202610509
202610060	202610135	202610210	202610285	202610360	202610435	202610510
202610061	202610136	202610211	202610286	202610361	202610436	202610511
202610062	202610137	202610212	202610287	202610362	202610437	202610512
202610063	202610138	202610213	202610288	202610363	202610438	202610513
202610064	202610139	202610214	202610289	202610364	202610439	202610514
202610065	202610140	202610215	202610290	202610365	202610440	202610515
202610066	202610141	202610216	202610291	202610366	202610441	202610516
202610067	202610142	202610217	202610292	202610367	202610442	202610517
202610068	202610143	202610218	202610293	202610368	202610443	202610518
202610069	202610144	202610219	202610294	202610369	202610444	202610519
202610070	202610145	202610220	202610295	202610370	202610445	202610520
202610071	202610146	202610221	202610296	202610371	202610446	202610521
202610072	202610147	202610222	202610297	202610372	202610447
202610073	202610148	202610223	202610298	202610373	202610448
202610074	202610149	202610224	202610299	202610374	202610449
202610075	202610150	202610225	202610300	202610375	202610450

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com.